Fair Value Measurements - Schedule of Liabilities Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Level 1 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total warrant liability	$ 4,626	$ 2,857
Level 1 [Member] | Public Warrants [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total warrant liability	4,626	2,857
Level 1 [Member] | Private Warrants [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total warrant liability
Level 2 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total warrant liability
Level 2 [Member] | Public Warrants [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total warrant liability
Level 2 [Member] | Private Warrants [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total warrant liability
Level 3 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total warrant liability	728	481
Level 3 [Member] | Public Warrants [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total warrant liability
Level 3 [Member] | Private Warrants [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total warrant liability	$ 728	$ 481